Other Income, Net	6 Months Ended
Jun. 30, 2022
Other Income and Expenses [Abstract]
Other Income, Net	OTHER INCOME, NET

	Quarter		Year-to-Date
($ millions)	2022	2021	2022	2021
Periods ended June 30
Non-service component of net periodic benefit cost	25	12	49	23
Equity component, allowance for funds used during construction	18	17	35	39
(Loss) gain on derivatives, net	(2)	4	2	13
(Loss) gain on retirement investments (1)	(9)	4	(17)	6
Other	3	5	8	11
	35	42	77	92
(1)    Includes investments that support supplemental retirement benefits at ITC, UNS Energy and Central Hudson.